TRANSAMERICA FUNDS

Transamerica Floating Rate

Transamerica International Focus

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

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Transamerica Floating Rate

Effective as of March 1, 2023, the following information will update the corresponding information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the fund.

The fund will reduce its management fee schedule and sub-advisory fee schedule, as described below. Also as described below, the expense cap on each class of the fund will be reduced, and Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, will reimburse a portion of the transfer agency fees on Class I shares of the fund.

TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $100 million	0.49%
Over $100 million up to $200 million	0.485%
Over $200 million up to $1 billion	0.48%
Over $1 billion up to $1.5 billion	0.47%
Over $1.5 billion up to $2 billion	0.46%
In excess of $2 billion	0.45%

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses for the fund will be deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	I	I2
Management fees[1]	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.20%	0.18%	0.20%	0.11%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.94%	1.67%	0.69%	0.60%
Fee waiver and/or expense reimbursement	0.00%	0.00%	0.10%[3]	0.00%
Total annual fund operating expenses after fee waiver and/or reimbursement	0.94%	1.67%	0.59%	0.60%

[1]	Management fees have been restated to reflect a reduction in management fees effective March 1, 2023.

[2]

Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.

[3]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.

The “Example” table and the paragraph preceding the table included in the Prospectuses and Summary Prospectuses for the fund will be deleted in their entirety and replaced with the following, as applicable:

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$566	$760	$970	$1,575
Class C	$270	$526	$907	$1,976
Class I	$60	$200	$364	$839
Class I2	$61	$192	$335	$750

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$566	$760	$970	$1,575
Class C	$170	$526	$907	$1,976
Class I	$60	$200	$364	$839
Class I2	$61	$192	$335	$750

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Effective as of March 1, 2023, the following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information – Investment Manager” in the Prospectuses:

Transamerica Floating Rate: Effective March 1, 2023, the management fee is 0.49% of the first $100 million; 0.485% over $100 million up to $200 million; 0.48% over $200 million up to $1 billion; 0.47% over $1 billion up to $1.5 billion; 0.46% over $1.5 billion up to $2 billion; and 0.45% in excess of $2 billion in average daily net assets. Prior to March 1, 2023, the management fee was 0.64% of the first $1 billion; 0.62% over $1 billion up to $1.5 billion; 0.60% over $1.5 billion up to $2 billion; and 0.59% in excess of $2 billion in average daily net assets.

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Transamerica International Focus

Effective as of March 1, 2023, the following information will update the corresponding information contained in the Retail Prospectus, Summary Prospectus and Statement of Additional Information concerning the fund.

As described below, the expense cap on Class I of the fund will also be reduced, and Transamerica Asset Management, Inc., the fund’s investment manager, will reimburse a portion of the transfer agency fees on Class I shares of the fund.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Retail Prospectus and Summary Prospectus for the fund will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	I	R6
Management fees	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.41%	0.04%	0.14%	0.05%
Total annual fund operating expenses	1.42%	1.80%	0.90%	0.81%
Fee waiver and/or expense reimbursement[1]	0.22%	0.00%	0.10%[2]	0.00%
Total annual fund operating expenses after fee waiver and/or reimbursement	1.20%	1.80%	0.80%	0.81%

[1]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2025 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.97% for Class I shares and 0.87% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2025 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[2]	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.

The “Example” table and the paragraph preceding the table included in the Retail Prospectus and Summary Prospectus for the fund will be deleted in their entirety and replaced with the following:

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$666	$933	$1,243	$2,121
Class C	$283	$566	$975	$2,116
Class I	$82	$267	$478	$1,089
Class R6	$83	$259	$450	$1,002

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$666	$933	$1,243	$2,121
Class C	$183	$566	$975	$2,116
Class I	$82	$267	$478	$1,089
Class R6	$83	$259	$450	$1,002

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Effective as of March 1, 2023, the following information will revise the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Floating Rate

0.49% of the first $100 million

0.485% over $100 million up to $200 million

0.48% over $200 million up to $1 billion

0.47% over $1 billion up to $1.5 billion

0.46% over $1.5 billion up to $2 billion

0.45% in excess of $2 billion

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Effective as of March 1, 2023, the following information will revise the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Floating Rate	Aegon USA Investment Management, LLC	0.18% of the first $1 billion 0.17% over $1 billion up to $1.5 billion 0.16% over $1.5 billion up to $2 billion 0.15% in excess of $2 billion

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Effective as of March 1, 2023, the following information will revise the corresponding information in the Statement of Additional Information in the table following the heading “Expense Limitation”:

Fund	Expense Cap					Expiration Date of Expense Cap

	Class A	Class C	Class I	Class R6	Class I2

Transamerica Floating Rate	0.97%	1.72%	0.72%*	N/A	0.65%	March 1, 2025

Transamerica International Focus	1.20%	1.95%	0.97%*	0.87%	0.95%	March 1, 2025

*	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.

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Investors Should Retain this Supplement for Future Reference

January 9, 2023